Commitments - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases Disclosure [Line Items]
Rental expenses	¥ 92,971,662	¥ 75,964,160	¥ 46,852,399